UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments.

Schedule of investments
Delaware Wealth Builder Fund	February 28, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 56.85%
Communication Services – 3.26%
AT&T	271,605	$8,452,348
Century Communications =†	1,625,000	0
Mobile TeleSystems PJSC ADR	14,908	115,239
Nippon Telegraph & Telephone	14,686	632,553
Tele2 Class B	37,271	490,907
Verizon Communications	149,100	8,486,772
		18,177,819
Consumer Discretionary – 3.74%
American Eagle Outfitters	60,000	1,224,000
Aramark	1,045	31,663
Bayerische Motoren Werke	6,375	538,840
BorgWarner	905	36,752
Casey’s General Stores	255	34,359
Cie Generale des Etablissements Michelin	3,631	435,724
Cinemark Holdings	570	21,449
Comcast Class A	1,505	58,198
DR Horton	32,000	1,244,480
Ford Motor	572,810	5,023,544
Garrett Motion †	25	419
Home Depot	455	84,239
Kering	1,085	592,507
Lowe’s	2,200	231,198
NIKE Class B	825	70,727
Nitori Holdings	928	115,599
Publicis Groupe	3,471	192,390
Puma	34	19,163
Starbucks	925	64,991
Target	71,300	5,179,232
Techtronic Industries	99,500	664,833
Toyota Motor	10,086	605,983
Tractor Supply	370	35,279
Valeo	7,473	235,880
Walt Disney	750	84,630
Whirlpool	23,100	3,268,881
Yue Yuen Industrial Holdings	229,500	771,846
		20,866,806
Consumer Staples – 3.94%
Archer-Daniels-Midland	73,600	3,128,000
British American Tobacco ADR	109,284	4,015,094
Carlsberg Class B	3,940	477,292
Coca-Cola Amatil	5,137	29,042
Conagra Brands	187,811	4,389,143

NQ-129 [2/19] 4/19 (804751)     1

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
General Mills	475	$22,387
Imperial Brands	22,776	758,396
Japan Tobacco	6,200	157,579
Kraft Heinz	65,800	2,183,902
Matsumotokiyoshi Holdings	10,000	342,708
Mondelez International Class A	70,000	3,301,200
PepsiCo	355	41,052
Procter & Gamble	31,900	3,143,745
		21,989,540
Diversified REITs – 0.55%
American Tower	3,995	703,719
Cousins Properties	4,025	38,318
EPR Properties	925	67,969
Lexington Realty Trust	3,175	29,496
PS Business Parks	650	95,661
Spirit MTA REIT	442	3,249
Tritax EuroBox 144A #†	1,696,417	2,097,850
Vornado Realty Trust	625	42,069
		3,078,331
Energy – 5.31%
Chevron	2,335	279,219
ConocoPhillips	3,700	251,045
EOG Resources	595	55,930
Halliburton	136,835	4,199,466
Marathon Oil	12,632	209,691
Occidental Petroleum	111,375	7,367,456
Pioneer Natural Resources	295	41,580
Royal Dutch Shell ADR Class B	94,300	5,998,423
Suncor Energy	16,700	575,639
TOTAL	8,627	490,541
TOTAL ADR	108,400	6,169,044
Williams	148,800	3,971,472
		29,609,506
Financials – 6.81%
Aflac	1,740	85,504
Allstate	1,800	169,884
American International Group	147,100	6,354,720
Arthur J Gallagher & Co.	41,200	3,307,536
AXA	28,049	711,307
Banco Espirito Santo =†	105,000	0
Banco Santander	63,443	310,013

2     NQ-129 [2/19] 4/19 (804751)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Bank of New York Mellon	81,900	$4,298,112
Bank Rakyat Indonesia Persero	1,680,990	460,054
BB&T	149,100	7,599,627
BlackRock	135	59,835
Capital One Financial	540	45,133
Comerica	585	50,959
East West Bancorp	600	32,766
ING Groep	43,841	580,052
Intercontinental Exchange	2,417	186,472
Invesco	1,605	31,057
JPMorgan Chase & Co.	43,780	4,568,881
KeyCorp	2,975	52,539
Marsh & McLennan	2,200	204,644
MGIC Investment †	5,885	76,387
Mitsubishi UFJ Financial Group	120,514	623,518
Nordea Bank	84,646	767,643
Prudential Financial	380	36,423
Raymond James Financial	480	39,638
Reinsurance Group of America	170	24,563
Standard Chartered	49,797	397,346
State Street	465	33,420
Travelers	265	35,221
UniCredit	22,910	311,822
United Overseas Bank	18,000	333,106
US Bancorp	865	44,712
Wells Fargo & Co.	122,700	6,121,503
		37,954,397
Healthcare – 11.55%
Abbott Laboratories	4,430	343,857
AbbVie	57,120	4,526,189
Amgen	14,500	2,756,160
AstraZeneca ADR	156,500	6,507,270
Brookdale Senior Living †	2,456,304	16,604,615
Cardinal Health	88,000	4,781,920
Cigna	285	49,715
CVS Health	74,600	4,314,118
Eli Lilly & Co.	480	60,619
ImmunoGen †	200,000	944,000
Johnson & Johnson	36,485	4,985,310
Koninklijke Philips	16,595	660,659
Merck & Co.	82,685	6,721,464

NQ-129 [2/19] 4/19 (804751)     3

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Novartis	9,677	$882,715
Pfizer	142,576	6,180,670
Quest Diagnostics	35,900	3,107,145
Sanofi	5,692	475,866
Takeda Pharmaceutical	10,600	424,989
Thermo Fisher Scientific	270	70,084
West Pharmaceutical Services	255	26,711
		64,424,076
Healthcare REITs – 1.25%
Assura	3,477,787	2,661,564
HCP	40,100	1,233,877
Healthcare Realty Trust	1,225	38,771
Healthcare Trust of America Class A	2,137	60,883
LTC Properties	1,350	59,967
Sabra Health Care REIT	33,625	609,285
Ventas	800	50,200
Welltower	30,600	2,273,886
		6,988,433
Hotel REITs – 0.17%
Host Hotels & Resorts	5,260	103,149
MGM Growth Properties Class A	22,000	676,720
Pebblebrook Hotel Trust	3,889	124,487
RLJ Lodging Trust	1,675	31,105
		935,461
Industrial REITs – 0.21%
EastGroup Properties	360	38,038
First Industrial Realty Trust	4,250	142,460
Liberty Property Trust	16,200	766,746
Prologis	2,976	208,499
		1,155,743
Industrials – 4.48%
Boeing	8,300	3,651,668
Copa Holdings Class A	3,168	279,323
Deutsche Post	21,730	675,263
East Japan Railway	4,549	435,045
Eaton	445	35,498
Honeywell International	17,255	2,658,478
Ingersoll-Rand	255	26,918
ITOCHU	50,462	904,527
Leonardo	19,775	199,424
Lockheed Martin	20,420	6,318,152
Meggitt	75,746	541,711

4     NQ-129 [2/19] 4/19 (804751)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
MINEBEA MITSUMI	42,400	$679,374
Nielsen Holdings	2,185	57,247
Northrop Grumman	600	173,976
Oshkosh	335	26,066
Parker-Hannifin	350	61,656
Raytheon	1,000	186,500
Resideo Technologies †	42	1,079
Rexel	4,142	51,636
Rockwell Automation	85	15,178
Southwest Airlines	405	22,696
Teleperformance	3,213	573,776
Union Pacific	580	97,266
United Technologies	49,465	6,216,267
Vinci	8,817	841,625
Waste Management	2,200	222,750
Westrock	748	27,960
		24,981,059
Information Technology – 5.37%
Accenture Class A	350	56,483
Analog Devices	300	32,088
Apple	950	164,493
Broadcom	26,265	7,232,330
Cisco Systems	105,415	5,457,335
Hitachi	10,200	305,181
Intel	105,405	5,582,249
International Business Machines	30,200	4,171,526
Microsoft	31,810	3,563,674
Oracle	3,900	203,307
Playtech	83,846	469,747
Sabre	101,900	2,285,617
Samsung Electronics	9,794	392,735
SS&C Technologies Holdings	725	44,645
		29,961,410
Mall REITs – 0.54%
Macerich	750	32,700
Simon Property Group	15,888	2,878,270
Tanger Factory Outlet Centers	1,500	32,385
Taubman Centers	725	38,701
		2,982,056
Manufactured Housing REITs – 0.32%
Equity LifeStyle Properties	1,125	122,220

NQ-129 [2/19] 4/19 (804751)     5

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Manufactured Housing REITs (continued)
Sun Communities	14,600	$1,658,122
		1,780,342
Materials – 1.21%
Alamos Gold Class A	7,180	34,701
DowDuPont	108,361	5,768,056
Eastman Chemical	625	51,681
Rio Tinto	14,687	844,657
Yamana Gold	9,748	25,334
		6,724,429
Mortgage REIT – 0.21%
Annaly Capital Management	117,200	1,187,236
		1,187,236
Multifamily REITs – 3.10%
Apartment Investment & Management Class A	26,958	1,319,055
AvalonBay Communities	350	68,121
Bluerock Residential Growth REIT	71,300	755,780
Camden Property Trust	27,600	2,707,284
Equity Residential	89,710	6,610,730
Essex Property Trust	225	62,964
Killam Apartment Real Estate Investment Trust	161,400	2,195,418
Mid-America Apartment Communities	698	72,299
NexPoint Residential Trust	51,800	1,861,692
UDR	37,075	1,646,871
		17,300,214
Office REITs – 0.28%
Boston Properties	575	76,297
Brandywine Realty Trust	3,300	51,876
Columbia Property Trust	53,000	1,146,390
Douglas Emmett	1,750	67,550
Empire State Realty Trust Class A	725	11,035
Highwoods Properties	1,325	61,361
JBG SMITH Properties	300	12,087
Kilroy Realty	825	60,811
SL Green Realty	500	45,360
		1,532,767
Real Estate Operating/Development – 0.60%
Etalon Group GDR 144A #=	6,500	14,300
Grainger	983,848	3,223,169
Grand City Properties	4,102	96,582
		3,334,051
Self-Storage REITs – 0.04%
Extra Space Storage	1,000	95,940

6     NQ-129 [2/19] 4/19 (804751)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Self-Storage REITs (continued)
Life Storage	300	$29,280
Public Storage	450	95,171
		220,391
Shopping Center REITs – 0.23%
Brixmor Property Group	1,505	26,277
Federal Realty Investment Trust	475	63,455
Kimco Realty	2,250	39,577
Kite Realty Group Trust	2,400	37,776
Regency Centers	1,907	124,432
Retail Properties of America Class A	70,700	880,922
Retail Value	146	4,545
RPT Realty	6,310	80,011
SITE Centers	1,437	19,184
Urban Edge Properties	325	6,311
		1,282,490
Single Tenant REITs – 0.49%
National Retail Properties	19,100	995,110
Spirit Realty Capital	13,385	517,196
STORE Capital	37,200	1,207,884
		2,720,190
Specialty REITs – 1.18%
Cushman & Wakefield †	232,290	4,257,876
Invitation Homes	73,700	1,695,100
Safehold	33,400	639,610
		6,592,586
Utilities – 2.01%
Edison International	105,900	6,342,351
National Grid	37,531	422,078
National Grid ADR	79,108	4,469,602
		11,234,031
Total Common Stock (cost $313,919,229)		317,013,364

Closed-End Funds – 0.62%
Aberdeen Total Dynamic Dividend Fund	108,235	898,351
Western Asset Emerging Markets Debt Fund	185,780	2,582,342
Total Closed-End Funds (cost $3,481,880)		3,480,693

NQ-129 [2/19] 4/19 (804751)     7

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (US $)
Convertible Preferred Stock – 1.52%
A Schulman 6.00% exercise price $52.33 ψ	2,140	$2,209,550
Bank of America 7.25% exercise price $50.00 ψ	1,198	1,552,608
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	37,300	1,873,952
QTS Realty Trust 6.50% exercise price $47.03 ψ	10,604	1,112,254
Total Convertible Preferred Stock (cost $6,193,163)		6,748,364

Exchange-Traded Funds – 1.68%
iShares MSCI Emerging Markets ETF	84,000	3,564,960
iShares Preferred & Income Securities ETF	29,900	1,082,380
SPDR Gold Shares †	12,700	1,574,673
VanEck Vectors High-Yield Municipal Index ETF	51,000	3,146,190
Total Exchange-Traded Funds (cost $9,222,199)		9,368,203

Limited Partnerships – 1.40%
Brookfield Property Partners	864	16,934
Merion Champion’s Walk =π†	2,790,000	2,650,500
Merion Countryside 144A #=π†	2,342,813	1,508,303
Merion The Ledges =π†	3,822,000	3,630,900
Total Limited Partnerships (cost $6,363,620)		7,806,637

	Principal amount°
Convertible Bonds – 7.69%
Basic Industry – 0.33%
Royal Gold
2.875% exercise price $102.29, maturity date 6/15/19	1,848,000	1,853,782
		1,853,782
Brokerage – 0.33%
GAIN Capital Holdings
5.00% exercise price $8.20, maturity date 8/15/22	1,764,000	1,834,876
		1,834,876
Capital Goods – 0.93%
Aerojet Rocketdyne Holdings
2.25% exercise price $26.00, maturity date 12/15/23	432,000	666,634
Cemex
3.72% exercise price $11.01, maturity date 3/15/20	1,961,000	1,951,913

8     NQ-129 [2/19] 4/19 (804751)

(Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Capital Goods (continued)
Chart Industries
144A 1.00% exercise price $58.73, maturity date
11/15/24 #	435,000	$697,232
Tesla Energy Operations
1.625% exercise price $759.35, maturity date 11/1/19	1,970,000	1,875,456
		5,191,235
Communications – 0.75%
DISH Network
2.375% exercise price $82.22, maturity date 3/15/24	2,135,000	1,777,304
GCI Liberty
144A 1.75% exercise price $370.52, maturity date
9/30/46 #	1,021,000	1,120,517
Liberty Media
2.25% exercise price $34.93, maturity date 9/30/46	2,523,000	1,304,986
		4,202,807
Consumer Cyclical – 0.36%
Huron Consulting Group
1.25% exercise price $79.89, maturity date 10/1/19	995,000	978,774
Meritor
3.25% exercise price $39.92, maturity date 10/15/37	1,053,000	1,042,940
		2,021,714
Consumer Non-Cyclical – 1.66%
BioMarin Pharmaceutical
1.50% exercise price $94.15, maturity date 10/15/20	680,000	793,050
FTI Consulting
144A 2.00% exercise price $101.38, maturity date
8/15/23 #	717,000	721,481
Insulet
144A 1.375% exercise price $93.18, maturity date
11/15/24 #	721,000	868,450
Ligand Pharmaceuticals
144A 0.75% exercise price $248.48, maturity date
5/15/23 #	864,000	744,622
Medicines
2.75% exercise price $48.97, maturity date 7/15/23	2,047,000	1,653,020
Paratek Pharmaceuticals
144A 4.75% exercise price $15.90, maturity date
5/1/24 #	1,604,000	1,298,887
Retrophin
2.50% exercise price $38.80, maturity date 9/15/25	375,000	342,828
Team
5.00% exercise price $21.70, maturity date 8/1/23	1,224,000	1,257,424

NQ-129 [2/19] 4/19 (804751)     9

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Vector Group
1.75% exercise price $21.28, maturity date 4/15/20 ●	1,511,000	$1,543,109
		9,222,871
Energy – 1.09%
Cheniere Energy
4.25% exercise price $138.38, maturity date 3/15/45	2,892,000	2,214,187
Helix Energy Solutions Group
4.25% exercise price $13.89, maturity date 5/1/22	2,574,000	2,542,958
PDC Energy
1.125% exercise price $85.39, maturity date 9/15/21	1,423,000	1,339,550
		6,096,695
Real Estate Investment Trusts – 0.29%
Blackstone Mortgage Trust
4.75% exercise price $36.23, maturity date 3/15/23	1,599,000	1,605,737
		1,605,737
Technology – 1.76%
Boingo Wireless
144A 1.00% exercise price $42.32, maturity date
10/1/23 #	1,447,000	1,275,464
Cree
144A 0.875% exercise price $59.97, maturity date
9/1/23 #	1,333,000	1,485,462
CSG Systems International
4.25% exercise price $57.05, maturity date 3/15/36	999,000	1,047,897
Knowles
3.25% exercise price $18.43, maturity date 11/1/21	973,000	1,100,298
PROS Holdings
2.00% exercise price $48.63, maturity date 6/1/47	1,515,000	1,616,516
Synaptics
0.50% exercise price $73.02, maturity date 6/15/22	1,174,000	1,081,606
Verint Systems
1.50% exercise price $64.46, maturity date 6/1/21	1,170,000	1,217,834
Vishay Intertechnology
144A 2.25% exercise price $31.49, maturity date
6/15/25 #	1,005,000	991,766
		9,816,843
Utilities – 0.19%
NRG Energy
144A 2.75% exercise price $47.74, maturity date
6/1/48 #	938,000	1,049,308
		1,049,308
Total Convertible Bonds (cost $42,544,731)		42,895,868

10     NQ-129 [2/19] 4/19 (804751)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 16.12%
Banking – 1.89%
Ally Financial 5.75% 11/20/25	603,000	$641,441
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	500,000	472,193
Banco do Brasil 144A 4.875% 4/19/23 #	500,000	512,000
Bank of America 4.183% 11/25/27	680,000	677,475
Bank of New York Mellon 2.661% 5/16/23 µ	680,000	669,963
Credit Suisse Group 144A 6.25% #µψ	360,000	361,710
Fifth Third Bancorp 2.60% 6/15/22	600,000	588,497
Goldman Sachs Group 6.00% 6/15/20	600,000	622,080
JPMorgan Chase & Co. 6.75% µψ	700,000	770,185
Morgan Stanley 5.00% 11/24/25	600,000	631,288
PNC Financial Services Group 5.00% µψ	700,000	678,283
Popular 6.125% 9/14/23	455,000	470,356
Royal Bank of Scotland Group
3.875% 9/12/23	600,000	595,223
8.625% µψ	520,000	558,896
State Street 2.653% 5/15/23 µ	600,000	591,663
SunTrust Bank 2.45% 8/1/22	600,000	588,072
UBS Group Funding Switzerland 6.875% µψ	520,000	523,900
Wells Fargo & Co. 3.974% (LIBOR03M + 1.23%)
10/31/23 ●	600,000	610,078
		10,563,303
Basic Industry – 2.03%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	700,000	729,593
BMC East 144A 5.50% 10/1/24 #	318,000	304,883
Boise Cascade 144A 5.625% 9/1/24 #	375,000	369,375
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	750,000	739,687
Builders FirstSource 144A 5.625% 9/1/24 #	140,000	137,200
Chemours 5.375% 5/15/27	379,000	371,420
CSN Resources 144A 7.625% 2/13/23 #	500,000	503,750
FMG Resources August 2006 144A 5.125% 5/15/24 #	246,000	244,463
Freeport-McMoRan
4.55% 11/14/24	200,000	198,500
6.875% 2/15/23	614,000	650,840
Hudbay Minerals
144A 7.25% 1/15/23 #	55,000	56,925
144A 7.625% 1/15/25 #	470,000	489,387
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	198,000	208,147
Koppers 144A 6.00% 2/15/25 #	434,000	381,920
NOVA Chemicals 144A 5.25% 6/1/27 #	370,000	349,187
Novelis 144A 6.25% 8/15/24 #	467,000	471,525
Olin
5.00% 2/1/30	135,000	131,625

NQ-129 [2/19] 4/19 (804751)     11

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Olin
5.125% 9/15/27	437,000	$442,463
SASOL Financing USA
5.875% 3/27/24	225,000	233,404
6.50% 9/27/28	275,000	289,370
Standard Industries
144A 4.75% 1/15/28 #	445,000	417,187
144A 5.00% 2/15/27 #	160,000	152,800
Starfruit Finco 144A 8.00% 10/1/26 #	315,000	315,000
Steel Dynamics 5.00% 12/15/26	505,000	515,100
Suzano Austria 144A 6.00% 1/15/29 #	1,000,000	1,064,700
Syngenta Finance 144A 5.182% 4/24/28 #	500,000	487,423
Tronox Finance 144A 5.75% 10/1/25 #	305,000	284,794
US Concrete 6.375% 6/1/24	10,000	9,900
Zekelman Industries 144A 9.875% 6/15/23 #	715,000	764,835
		11,315,403
Capital Goods – 0.75%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	275,000	272,250
Bombardier 144A 6.00% 10/15/22 #	525,000	530,250
BWAY Holding
144A 5.50% 4/15/24 #	551,000	545,314
144A 7.25% 4/15/25 #	295,000	280,987
Crown Americas 4.75% 2/1/26	463,000	466,389
John Deere Capital 2.15% 9/8/22	600,000	585,617
L3 Technologies 3.85% 6/15/23	660,000	669,977
Siemens Financieringsmaatschappij 144A
3.125% 3/16/24 #	630,000	626,040
TransDigm 6.375% 6/15/26	237,000	231,371
		4,208,195
Communications – 0.67%
C&W Senior Financing 144A 7.50% 10/15/26 #	250,000	255,637
Digicel Group Two 144A PIK 9.125% 4/1/24 #✤	850,000	282,625
Level 3 Financing 5.375% 5/1/25	529,000	529,000
Myriad International Holdings 144A 4.85% 7/6/27 #	635,000	640,135
Sprint
7.125% 6/15/24	837,000	866,906
7.875% 9/15/23	22,000	23,567
T-Mobile USA 6.50% 1/15/26	460,000	492,200
Zayo Group
144A 5.75% 1/15/27 #	15,000	14,587
6.375% 5/15/25	627,000	624,649
		3,729,306

12     NQ-129 [2/19] 4/19 (804751)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical – 1.16%
Allison Transmission 144A 5.00% 10/1/24 #	580,000	$585,800
AMC Entertainment Holdings 6.125% 5/15/27	539,000	485,774
Atento Luxco 1 144A 6.125% 8/10/22 #	5,000	5,006
Boyd Gaming
6.00% 8/15/26	130,000	133,819
6.375% 4/1/26	542,000	567,067
Ford Motor Credit 3.096% 5/4/23	480,000	441,746
HD Supply 144A 5.375% 10/15/26 #	290,000	295,800
Hilton Worldwide Finance 4.875% 4/1/27	545,000	544,319
KFC Holding 144A 5.25% 6/1/26 #	470,000	480,232
Lennar
4.75% 5/30/25	460,000	463,594
5.875% 11/15/24	135,000	142,256
Levi Strauss & Co. 5.00% 5/1/25	490,000	502,250
MGM Resorts International
4.625% 9/1/26	10,000	9,550
5.75% 6/15/25	285,000	292,125
Penn National Gaming 144A 5.625% 1/15/27 #	337,000	322,886
Penske Automotive Group 5.50% 5/15/26	409,000	402,845
PulteGroup 5.00% 1/15/27	15,000	14,419
Scientific Games International 10.00% 12/1/22	722,000	761,710
		6,451,198
Consumer Non-Cyclical – 1.01%
Cott Holdings 144A 5.50% 4/1/25 #	272,000	269,960
CVS Health 4.10% 3/25/25	680,000	689,999
JBS Investments 144A 7.25% 4/3/24 #	650,000	673,894
JBS USA
144A 5.75% 6/15/25 #	548,000	557,891
144A 6.75% 2/15/28 #	350,000	363,125
Live Nation Entertainment 144A 4.875% 11/1/24 #	15,000	14,925
Pernod Ricard 144A 4.45% 1/15/22 #	500,000	514,410
Pilgrim’s Pride 144A 5.75% 3/15/25 #	535,000	537,675
Post Holdings
144A 5.00% 8/15/26 #	311,000	300,504
144A 5.625% 1/15/28 #	160,000	155,200
144A 5.75% 3/1/27 #	295,000	292,419
Shire Acquisitions Investments Ireland 2.875% 9/23/23	600,000	579,352
United Rentals North America 5.50% 5/15/27	713,000	714,783
		5,664,137
Energy – 2.48%
AmeriGas Partners 5.875% 8/20/26	469,000	472,377
Antero Resources 5.625% 6/1/23	331,000	333,069

NQ-129 [2/19] 4/19 (804751) 13

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Cheniere Corpus Christi Holdings
5.125% 6/30/27	23,000	$23,517
7.00% 6/30/24	235,000	260,850
Cheniere Energy Partners 5.25% 10/1/25	305,000	309,956
Chesapeake Energy
7.00% 10/1/24	205,000	203,463
8.00% 1/15/25	175,000	178,719
Crestwood Midstream Partners 5.75% 4/1/25	484,000	489,596
Energy Transfer Partners 5.875% 3/1/22	600,000	635,847
Genesis Energy 6.75% 8/1/22	662,000	676,895
Gulfport Energy
6.00% 10/15/24	15,000	13,650
6.625% 5/1/23	600,000	591,000
Hilcorp Energy I 144A 5.00% 12/1/24 #	240,000	231,600
Israel Electric 144A 4.25% 8/14/28 #	500,000	495,075
Laredo Petroleum 6.25% 3/15/23	594,000	556,875
MPLX 4.875% 12/1/24	600,000	626,982
Murphy Oil 6.875% 8/15/24	850,000	899,814
Murphy Oil USA 5.625% 5/1/27	609,000	616,613
Newfield Exploration 5.375% 1/1/26	423,000	447,323
NuStar Logistics 5.625% 4/28/27	493,000	496,081
ONEOK 7.50% 9/1/23	545,000	619,806
Petrobras Global Finance 7.25% 3/17/44	400,000	428,650
Petroleos Mexicanos 6.75% 9/21/47	310,000	269,576
Precision Drilling 144A 7.125% 1/15/26 #	680,000	671,500
QEP Resources
5.25% 5/1/23	275,000	266,063
5.625% 3/1/26	465,000	438,263
Sabine Pass Liquefaction 5.75% 5/15/24	600,000	649,781
Southwestern Energy
6.20% 1/23/25	14,000	13,926
7.75% 10/1/27	290,000	302,687
Targa Resources Partners
5.125% 2/1/25	10,000	10,100
5.375% 2/1/27	452,000	456,524
Tecpetrol 144A 4.875% 12/12/22 #	250,000	233,500
Transocean 144A 9.00% 7/15/23 #	498,000	527,257
Transocean Proteus 144A 6.25% 12/1/24 #	363,200	372,280
		13,819,215
Financials – 0.35%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	240,000	240,000
E*TRADE Financial 5.875% µψ	530,000	523,375

14     NQ-129 [2/19] 4/19 (804751)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)
International Lease Finance 8.625% 1/15/22	600,000	$675,425
Jefferies Group 5.125% 1/20/23	500,000	519,011
		1,957,811
Healthcare – 1.12%
Bausch Health 144A 5.50% 11/1/25 #	630,000	637,875
Charles River Laboratories International 144A
5.50% 4/1/26 #	530,000	552,525
Encompass Health
5.75% 11/1/24	410,000	415,761
5.75% 9/15/25	244,000	247,660
HCA
5.375% 2/1/25	729,000	757,934
5.875% 2/15/26	309,000	327,154
7.58% 9/15/25	219,000	244,185
Hill-Rom Holdings
144A 5.00% 2/15/25 #	242,000	242,000
144A 5.75% 9/1/23 #	272,000	280,840
Hologic 144A 4.625% 2/1/28 #	300,000	291,750
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	203,000	202,746
Service Corp. International 4.625% 12/15/27	280,000	277,550
Tenet Healthcare
5.125% 5/1/25	345,000	342,844
8.125% 4/1/22	241,000	258,171
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	645,000	653,462
Universal Health Services 144A 5.00% 6/1/26 #	5,000	5,087
WellCare Health Plans 144A 5.375% 8/15/26 #	470,000	484,687
		6,222,231
Insurance – 0.37%
Acrisure 144A 8.125% 2/15/24 #	160,000	164,200
HUB International 144A 7.00% 5/1/26 #	580,000	569,850
Nuveen Finance 144A 4.125% 11/1/24 #	600,000	620,063
USIS Merger Sub 144A 6.875% 5/1/25 #	698,000	680,550
XLIT 5.245% (LIBOR03M + 2.458%) ψ●	10,000	9,462
		2,044,125
Media – 1.34%
Altice France 144A 7.375% 5/1/26 #	565,000	557,017
AMC Networks 4.75% 8/1/25	215,000	209,625
CCO Holdings
144A 5.50% 5/1/26 #	41,000	41,911
144A 5.75% 2/15/26 #	218,000	226,456
144A 5.875% 5/1/27 #	999,000	1,028,658

NQ-129 [2/19] 4/19 (804751)     15

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CSC Holdings
5.25% 6/1/24	5,000	$5,011
6.75% 11/15/21	370,000	394,975
144A 7.50% 4/1/28 #	400,000	424,000
144A 7.75% 7/15/25 #	465,000	497,550
Gray Television 144A 5.875% 7/15/26 #	473,000	478,913
Lamar Media
5.375% 1/15/24	155,000	160,037
5.75% 2/1/26	453,000	475,650
Netflix 144A 5.875% 11/15/28 #	625,000	652,531
Nexstar Broadcasting 144A 5.625% 8/1/24 #	15,000	14,925
Radiate Holdco 144A 6.625% 2/15/25 #	10,000	9,450
Sinclair Television Group 144A 5.125% 2/15/27 #	362,000	340,280
Sirius XM Radio
144A 5.00% 8/1/27 #	540,000	529,864
144A 5.375% 4/15/25 #	286,000	292,524
144A 5.375% 7/15/26 #	20,000	20,125
Tribune Media 5.875% 7/15/22	433,000	442,743
Unitymedia 144A 6.125% 1/15/25 #	325,000	338,000
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	330,000	332,221
		7,472,466
Real Estate Investment Trusts – 0.68%
American Tower 4.00% 6/1/25	600,000	606,122
Crown Castle International 5.25% 1/15/23	680,000	718,591
CyrusOne 5.375% 3/15/27	378,000	385,560
ESH Hospitality 144A 5.25% 5/1/25 #	494,000	492,765
GEO Group 6.00% 4/15/26	336,000	312,900
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	716,000	698,100
MGM Growth Properties Operating Partnership
4.50% 9/1/26	15,000	14,450
144A 5.75% 2/1/27 #	160,000	164,000
SBA Communications 4.875% 9/1/24	390,000	390,975
		3,783,463
Services – 0.60%
Advanced Disposal Services 144A 5.625% 11/15/24 #	544,000	550,925
Aramark Services 144A 5.00% 2/1/28 #	445,000	440,550
Ashtead Capital 144A 5.25% 8/1/26 #	905,000	918,575
Avis Budget Car Rental 144A 6.375% 4/1/24 #	104,000	106,600
Covanta Holding 5.875% 7/1/25	548,000	548,685
KAR Auction Services 144A 5.125% 6/1/25 #	200,000	195,500

16     NQ-129 [2/19] 4/19 (804751)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Prime Security Services Borrower 144A 9.25% 5/15/23 #	560,000	$591,920
United Rentals North America 5.875% 9/15/26	5,000	5,137
		3,357,892
Technology & Electronics – 0.75%
Apple 2.10% 9/12/22	600,000	586,572
Baidu 4.375% 3/29/28	500,000	503,344
CDK Global
5.00% 10/15/24	161,000	163,817
5.875% 6/15/26	518,000	534,835
CDW Finance 5.00% 9/1/25	156,000	158,340
CommScope Technologies 144A 5.00% 3/15/27 #	376,000	337,573
First Data 144A 5.75% 1/15/24 #	605,000	626,683
Infor US 6.50% 5/15/22	447,000	457,513
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	285,000	301,744
Tencent Holdings 144A 2.985% 1/19/23 #	500,000	490,936
		4,161,357
Transportation – 0.17%
DAE Funding 144A 5.75% 11/15/23 #	554,000	565,773
XPO Logistics 144A 6.125% 9/1/23 #	368,000	368,460
		934,233
Utilities – 0.75%
AES
5.50% 4/15/25	5,000	5,169
6.00% 5/15/26	103,000	108,923
Calpine
144A 5.25% 6/1/26 #	443,000	435,247
5.75% 1/15/25	65,000	62,319
144A 5.875% 1/15/24 #	160,000	163,600
Emera 6.75% 6/15/76 µ	500,000	518,237
Enel 144A 8.75% 9/24/73 #µ	200,000	218,000
Engie Energia Chile 144A 4.50% 1/29/25 #	500,000	513,112
Exelon 3.497% 6/1/22	600,000	596,173
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	700,000	688,016
Vistra Operations
144A 5.50% 9/1/26 #	650,000	676,000
144A 5.625% 2/15/27 #	190,000	196,175
		4,180,971
Total Corporate Bonds (cost $90,498,013)		89,865,306

NQ-129 [2/19] 4/19 (804751)     17

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust Auction 144A
0.00% 1/15/87 #◆=	1,300,000	$0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 5.58%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	500,000	533,410
Arizona Industrial Development Authority
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,000,000	1,047,910
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	1,250,000	1,173,437
Series A-2 6.00% 6/1/42	1,000,000	965,070
California Municipal Finance Authority
(Senior Lien LINXS APM Project) Series A 5.00%
12/31/47 (AMT)	300,000	331,230
California State
(Various Purposes) 5.00% 11/1/43	1,000,000	1,104,100
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,129,870
Capital Trust Agency
(University Bridge, LLC Student Housing Project) Series
A 144A 5.25% 12/1/58 #	1,000,000	965,970
City of Apple Valley, Minnesota
(Minnesota Senior Living Project) Series 2016 D
7.25% 1/1/52	1,000,000	993,650
City of Chicago, Illinois
(General Obligation Bonds Project) Series 2005D
5.50% 1/1/40	1,000,000	1,059,080
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,325,813
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	500,000	505,310
Cuyahoga County, Ohio
(Metrohealth System)
5.00% 2/15/57	1,000,000	1,041,750
5.50% 2/15/57	1,000,000	1,085,500
Dallas/Fort Worth International Airport, Texas
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,049,920

18     NQ-129 [2/19] 4/19 (804751)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Dominion Water & Sanitation District, Colorado
6.00% 12/1/46	1,000,000	$1,055,450
Golden State Tobacco Securitization Settlement Revenue
Series A-1 5.25% 6/1/47	500,000	501,140
Illinois State
Series A 5.00% 12/1/34	625,000	654,181
Series A 5.00% 4/1/38	100,000	101,649
Lower Alabama Gas District, Alabama
Series A 5.00% 9/1/46	1,000,000	1,170,670
Montgomery County Industrial Development Authority
Revenue
(Whitemarsh Continuing Care Retirement Community
Project) Series A 5.375% 1/1/51	250,000	250,533
M-S-R Energy Authority, California
Series C 6.50% 11/1/39	1,000,000	1,395,890
New Jersey Economic Development Authority
(School Facilities Construction Bonds) 5.00% 6/15/40	250,000	261,693
New Jersey Transportation Trust Fund Authority
(Transportation Program Bonds) Series AA
5.00% 6/15/44	1,000,000	1,043,230
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	1,000,000	1,228,740
(World Trade Center Project) Class 1-3 144A
5.00% 11/15/44 #	1,000,000	1,042,670
New York State Thruway Authority
Series J 5.00% 1/1/41	1,000,000	1,091,000
New York Transportation Development
(Delta Air Lines, Inc. LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/34 (AMT)	500,000	565,400
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	65,000	72,649
Series A 7.50% 6/1/49	325,000	365,163
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	1,000,000	1,403,020
Public Finance Authority, Wisconsin
(Marys Woods at Marylhurst Project) Series 2017 A 144A
5.25% 5/15/47 #	1,000,000	1,039,060
Puerto Rico Sales Tax Financing Revenue
Series A-1 4.75% 7/1/53	250,000	230,193
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,000,000	1,184,340
Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	500,000	506,985

NQ-129 [2/19] 4/19 (804751)     19

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Utility Debt Securitization Authority, New York
(Restructuring) Series TE 5.00% 12/15/41	750,000	$840,120
Washington State
(Various Purpose) Series C 5.00% 2/1/41	700,000	804,755
Total Municipal Bonds (cost $30,227,913)		31,120,551

Non-Agency Commercial Mortgage-Backed Security – 0.09%
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	500,000	511,800
Total Non-Agency Commercial Mortgage-Backed Security (cost $528,066)		511,800

Regional Bond – 0.07%Δ
Argentina – 0.07%
Provincia de Cordoba 144A 7.125% 8/1/27 #	500,000	391,250
Total Regional Bond (cost $492,500)		391,250

Sovereign Bonds – 0.91%Δ
Argentina – 0.14%
Argentine Republic Government International Bond
6.875% 1/11/48	1,000,000	754,010
		754,010
Indonesia – 0.68%
Indonesia Government International Bonds
144A 5.125% 1/15/45 #	1,500,000	1,550,005
144A 6.75% 1/15/44 #	1,800,000	2,246,683
		3,796,688
Saudi Arabia – 0.09%
Saudi Government International Bond 144A
4.375% 4/16/29 #	500,000	510,794
		510,794
Total Sovereign Bonds (cost $5,145,240)		5,061,492

US Treasury Obligations – 1.32%
US Treasury Notes
2.00% 10/31/22	340,000	333,930
3.125% 11/15/28	6,770,000	7,002,322
Total US Treasury Obligations (cost $7,333,293)		7,336,252

	Number of shares
Preferred Stock – 0.88%
Bank of America 6.50% µψ	440,000	477,767
Federal Home Loan Mortgage 6.02% ψ	40,000	308,000

20     NQ-129 [2/19] 4/19 (804751)

(Unaudited)

	Number of shares	Value (US $)
Preferred Stock (continued)
GMAC Capital Trust I 8.469% (LIBOR03M + 5.785%)
2/15/40 ●	5,000	$129,950
Pebblebrook Hotel Trust 6.375% ψ	46,295	1,196,263
SITE Centers 6.50% ψ	19,800	507,474
Taubman Centers 6.50% ψ	68,477	1,739,316
Washington Prime Group 6.875% ψ	28,700	552,762
Total Preferred Stock (cost $5,621,415)		4,911,532

Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $44.00,
expiration date 4/29/19 †	43,188	302
Total Warrant (cost $358)		302

	Principal amount°
Short-Term Investments – 5.29%
Discount Note – 0.84%≠
Federal Home Loan Bank 2.233% 3/1/19	4,668,910	4,668,910
		4,668,910
Repurchase Agreements – 4.45%
Bank of America Merrill Lynch
2.54%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $3,012,413 (collateralized by US
government obligations 1.625%-2.375%
1/15/25-5/15/26; market value $3,072,446)	3,012,200	3,012,200
Bank of Montreal
2.40%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $8,284,103 (collateralized by US
government obligations 0.00%-4.25%
3/14/19-2/15/46; market value $8,449,222)	8,283,551	8,283,551
BNP Paribas
2.55%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $13,518,598 (collateralized by US
government obligations 0.00%-3.375%
2/27/20-8/15/48; market value $13,787,995)	13,517,640	13,517,640
		24,813,391
Total Short-Term Investments (cost $29,482,301)		29,482,301
Total Value of Securities Before Options Written – 99.71%
(cost $552,158,921)		555,993,915

	Number of contracts
Options Written – (0.10%)
Equity Call Options – (0.10%)
American Eagle Outfitters strike price $19.00, expiration
date 3/15/19, notional amount ($1,140,000)	(600)	(111,000)

NQ-129 [2/19] 4/19 (804751)     21

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Broadcom strike price $290.00, expiration date 3/15/19,
notional amount ($4,350,000)	(150)	$(37,500)
ImmunoGen strike price $3.00, expiration date 3/15/19,
notional amount ($600,000)	(2,000)	(414,000)
Total Options Written (premium received $555,573)		(562,500)
Receivables and Other Assets Net of Liabilities – 0.39%		2,192,548
Net Assets Applicable to 41,762,805 Shares Outstanding – 100.00%		$557,623,963

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $64,177,678, which represents 11.51% of the Fund’s net assets.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
✤	PIK. 100% of the income received was in the form of both cash and par.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Feb. 28, 2019. Rate will reset at a future date.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Feb. 28, 2019, the aggregate value of restricted securities was $7,789,703, which represented 1.40% of the Fund’s net assets. See table on next page for additional details on restricted securities.
ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

22     NQ-129 [2/19] 4/19 (804751)

(Unaudited)

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion Champion’s Walk	8/4/17	$2,349,671	$2,401,352
Merion Champion’s Walk	2/13/18	60,946	62,287
Merion Champion’s Walk	7/11/18	63,717	62,287
Merion Champion’s Walk	10/22/18	64,652	62,287
Merion Champion’s Walk	2/13/19	65,566	62,287
Merion Countryside	5/11/16	—	1,339,373
Merion Countryside	4/7/17	—	108,598
Merion Countryside	5/3/18	—	60,332
Merion The Ledges	9/26/18	3,741,581	3,630,900
Total		$6,346,133	$7,789,703

The following foreign currency exchange contracts and futures contracts were outstanding at Feb. 28, 2019:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CHF	(3,101)	USD	3,101	3/1/19	$—	$(6)
BNYM	DKK	(8,085)	USD	1,231	3/1/19	—	(1)
BNYM	EUR	(21,930)	USD	24,924	3/1/19	—	(22)
BNYM	GBP	(10,955)	USD	14,578	3/1/19	45	—
BNYM	HKD	(52,176)	USD	6,645	3/1/19	—	(1)
BNYM	JPY	(1,471,059)	USD	13,272	3/4/19	73	—
BNYM	KRW	(2,199,611)	USD	1,963	3/4/19	8	—
BNYM	SEK	(45,198)	USD	4,870	3/1/19	—	(24)
Total Foreign Currency Exchange Contracts						$126	$(54)

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(55) E-mini S&P 500 Index	$(7,657,925)	$(7,311,532)	3/15/19	$(346,393)	$28,600

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
BNYM – The Bank of New York Mellon

NQ-129 [2/19] 4/19 (804751)     23

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

Summary of abbreviations: (continued)
CHF – Swiss Franc
DKK – Danish Krone
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depository Receipt
HKD – Hong Kong Dollar
ICE – Intercontinental Exchange
JPY – Japanese Yen
KRW – South Korean Won
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
PIK – Payment-in-Kind
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s
SEK – Swedish Krona
SPDR – S&P Depositary Receipts
USD – US Dollar

See accompanying notes.

24     NQ-129 [2/19] 4/19 (804751)

Notes
Delaware Wealth Builder Fund	February 28, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Equity Funds V (Trust) - Delaware Wealth Builder Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2018.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies are valued at net asset value (NAV), as reported by the underlying investment company. Foreign currency contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

NQ-129 [2/19] 4/19 (804751)     25

(Unaudited)

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

26     NQ-129 [2/19] 4/19 (804751)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Communication Services	$18,177,819	$—	$—	$18,177,819
Consumer Discretionary	20,866,806	—	—	20,866,806
Consumer Staples	21,989,540	—	—	21,989,540
Diversified REITs	3,078,331	—	—	3,078,331
Energy	29,609,506	—	—	29,609,506
Financials	37,954,397	—	—	37,954,397
Healthcare	64,424,076	—	—	64,424,076
Healthcare REITs	6,988,433	—	—	6,988,433
Hotel REITs	935,461	—	—	935,461
Industrial REITs	1,155,743	—	—	1,155,743
Industrials	24,981,059	—	—	24,981,059
Information Technology	29,961,410	—	—	29,961,410
Mall REITs	2,982,056	—	—	2,982,056
Manufactured Housing REITs	1,780,342	—	—	1,780,342
Materials	6,724,429	—	—	6,724,429
Mortgage REIT	1,187,236	—	—	1,187,236
Multifamily REITs	15,981,159	1,319,055	—	17,300,214
Office REITs	1,532,767	—	—	1,532,767
Real Estate Operating/Development	3,319,751	—	14,300	3,334,051
Self-Storage REITs	220,391	—	—	220,391
Shopping Center REITs	1,282,490	—	—	1,282,490
Single Tenant REITs	2,720,190	—	—	2,720,190
Specialty REITs	5,952,976	639,610	—	6,592,586
Utilities	11,234,031	—	—	11,234,031
Exchange-Traded Funds	9,368,203	—	—	9,368,203
Limited Partnerships[1]	16,934	—	7,789,703	7,806,637
Convertible Preferred Stock[1]	4,538,814	2,209,550	—	6,748,364
Corporate Debt	—	132,761,174	—	132,761,174
Leveraged Non-Recourse Security	—	—	—	—
Municipal Bonds	—	31,120,551	—	31,120,551
Non-Agency Commercial Mortgage-Backed
Security	—	511,800	—	511,800
Foreign Debt	—	5,452,742	—	5,452,742
US Treasury Obligations	—	7,336,252	—	7,336,252

NQ-129 [2/19] 4/19 (804751)     27

(Unaudited)

	Level 1	Level 2	Level 3	Total
Preferred Stock[1]	$4,125,765	$785,767	$—	$4,911,532
Warrant	302	—	—	302
Closed End Fund	3,480,693	—	—	3,480,693
Short-Term Investments	—	29,482,301	—	29,482,301
Total Value of Securities Before Options
Written	$336,571,110	$211,618,802	$7,804,003	$555,993,915
Liabilities:
Options Written	(562,500)	—	—	(562,500)
Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$126	$—	$126
Liabilities:
Foreign Currency Exchange Contracts	$—	$(54)	$—	$(54)
Futures Contracts	(346,393)	—	—	(346,393)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Limited Partnerships	0.22%	—	99.78%	100.00%
Convertible Preferred Stock	67.26%	32.74%	—	100.00%
Preferred Stock	84.00%	16.00%	—	100.00%

2Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instruments at the period end.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing as of Feb. 28, 2019, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

28     NQ-129 [2/19] 4/19 (804751)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets.

	Limited Partnerships	Loan Agreements	Total
Beginning balance
Nov. 30, 2018	$9,669,138	$20,183	$9,689,321
Purchases	65,566	—	65,566
Return of capital on
investments	(1,896,376)	—	(1,896,376)
Transfers out of Level 3	—	(21,313)	(21,313)
Net change in unrealized
appreciation (depreciation)	(48,625)	1,130	(47,495)
Ending balance
Feb. 28, 2019	$7,789,703	$—	$7,789,703
Net change in unrealized
appreciation from
investments still held at the
end of the period	$(48,625)	$—	$(48,625)

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

NQ-129 [2/19] 4/19 (804751)     29

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

30     NQ-129 [2/19] 4/19 (804751)

Schedule of investments
Delaware Small Cap Core Fund	February 28, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.23%
Basic Materials – 7.76%
Balchem	264,715	$23,488,162
Boise Cascade	1,278,700	35,662,943
Coeur Mining †	3,586,505	17,143,494
Continental Building Products †	1,689,694	48,713,878
Kaiser Aluminum	450,495	49,320,193
Minerals Technologies	761,380	45,073,696
Neenah	676,418	45,712,328
Quaker Chemical	199,820	41,760,382
Worthington Industries	1,077,290	42,348,270
		349,223,346
Business Services – 4.59%
ABM Industries	1,051,739	37,505,013
ASGN †	537,110	34,595,255
BrightView Holdings †	1,144,310	15,448,185
Casella Waste Systems Class A †	1,160,958	40,958,598
Kforce	271,841	10,060,835
Navigant Consulting	1,048,462	21,587,833
US Ecology	488,747	28,044,303
WageWorks †	559,886	18,420,249
		206,620,271
Capital Goods – 10.15%
Applied Industrial Technologies	844,610	49,105,625
Barnes Group	782,072	45,414,921
Belden	539,353	33,326,622
Columbus McKinnon	1,188,637	44,514,456
ESCO Technologies	480,785	33,265,514
Federal Signal	1,762,410	43,320,038
Granite Construction	792,061	36,878,360
Kadant	503,555	44,035,885
MasTec †	584,505	25,238,926
MYR Group †	1,018,398	34,157,069
Tetra Tech	754,550	45,288,091
Woodward	231,440	22,296,930
		456,842,437
Communications Services – 1.42%
ATN International	422,504	23,715,150
InterXion Holding †	612,491	40,118,161
		63,833,311
Consumer Discretionary – 4.22%
American Eagle Outfitters	2,196,820	44,815,128
Five Below †	426,730	51,356,955

NQ-480 [2/19] 4/19 (804561)     1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Malibu Boats Class A †	830,993	$38,400,187
Steven Madden	1,679,411	55,403,769
		189,976,039
Consumer Services – 2.31%
Cheesecake Factory	751,945	35,566,999
Chuy’s Holdings †	632,935	14,158,756
Hawaiian Holdings	561,557	16,706,321
Jack in the Box	464,986	37,449,972
		103,882,048
Consumer Staples – 1.72%
J&J Snack Foods	273,144	42,413,800
Prestige Consumer Healthcare †	1,191,480	34,862,705
		77,276,505
Credit Cyclicals – 0.92%
Tenneco Class A	1,190,695	41,198,047
		41,198,047
Energy – 2.59%
Carrizo Oil & Gas †	2,537,110	27,857,468
Keane Group †	2,608,455	28,745,174
KLX Energy Services Holdings †	339,165	8,940,389
Patterson-UTI Energy	1,592,360	21,114,694
Pioneer Energy Services †	5,050,335	8,939,093
SRC Energy †	1,739,030	7,999,538
US Silica Holdings	881,035	13,127,421
		116,723,777
Financials – 18.62%
American Equity Investment Life Holding	1,170,749	37,054,206
Bryn Mawr Bank	391,634	15,963,002
CenterState Bank	1,651,960	43,710,862
City Holding	452,370	36,252,932
Essent Group †	1,474,805	63,623,088
Evercore Class A	159,925	14,729,093
First Bancorp	795,555	31,177,800
First Financial Bancorp	1,579,113	43,788,803
First Interstate BancSystem Class A	1,023,860	42,633,530
Great Western Bancorp	1,301,957	48,888,485
Hamilton Lane Class A	483,135	22,552,742
Hope Bancorp	812,168	11,841,409
Independent Bank	490,600	41,764,778
Independent Bank Group	690,015	39,993,269
MGIC Investment †	4,738,505	61,505,795

2     NQ-480 [2/19] 4/19 (804561)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Old National Bancorp	2,298,820	$40,873,020
Primerica	355,610	44,465,474
Selective Insurance Group	756,835	49,920,837
Sterling Bancorp	539,100	10,959,903
Stifel Financial	914,155	49,757,457
Umpqua Holdings	667,000	12,126,060
Valley National Bancorp	2,920,155	30,836,837
WSFS Financial	1,014,030	43,887,218
		838,306,600
Healthcare – 15.08%
Adamas Pharmaceuticals †	2,076,715	23,238,441
Array BioPharma †	836,785	19,195,848
Catalent †	159,200	6,880,624
CONMED	599,535	46,104,241
CryoLife †	1,244,773	36,820,385
Ligand Pharmaceuticals Class B †	315,085	39,095,747
Medicines †	1,397,255	34,470,281
Merit Medical Systems †	818,237	45,600,348
Natera †	1,679,760	26,607,398
NuVasive †	589,290	34,709,181
Puma Biotechnology †	688,320	19,142,179
Quidel †	747,465	49,003,805
Repligen †	815,440	48,534,989
Retrophin †	1,857,920	41,914,675
Spark Therapeutics †	266,005	30,138,367
Spectrum Pharmaceuticals †	2,048,625	22,145,636
Supernus Pharmaceuticals †	624,175	25,491,307
Tabula Rasa HealthCare †	359,480	19,810,943
Ultragenyx Pharmaceutical †	405,379	26,001,009
Vanda Pharmaceuticals †	1,741,714	35,252,291
Wright Medical Group †	1,562,855	48,932,990
		679,090,685
Information Technology – 15.80%
Anixter International †	534,820	31,383,238
Arlo Technologies †	890,094	3,854,107
Blackbaud	207,140	15,999,494
Brooks Automation	1,345,250	43,195,977
ExlService Holdings †	820,565	50,382,691
II-VI †	1,163,755	49,436,312
j2 Global	703,520	59,806,235
KeyW Holding †	698,400	5,168,160
LendingTree †	88,175	28,123,416

NQ-480 [2/19] 4/19 (804561)     3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
MACOM Technology Solutions Holdings †	317,189	$6,055,138
MaxLinear †	2,038,900	51,257,946
Mimecast †	432,235	20,868,306
NETGEAR †	619,310	22,202,263
Paylocity Holding †	295,216	25,852,065
Plantronics	591,920	29,738,061
Proofpoint †	63,100	7,451,479
Q2 Holdings †	946,280	65,122,990
Rapid7 †	652,855	30,050,916
Semtech †	862,030	47,446,131
Silicon Laboratories †	371,050	30,062,471
SYNNEX	70,527	6,920,109
WNS Holdings ADR †	1,024,440	54,090,432
Yelp †	725,395	27,028,218
		711,496,155
Media – 0.41%
Nexstar Media Group Class A	188,360	18,408,423
		18,408,423
Real Estate Investment Trusts – 7.72%
Armada Hoffler Properties	1,392,430	21,304,179
Cousins Properties	3,460,380	32,942,818
EastGroup Properties	487,320	51,490,231
First Industrial Realty Trust	1,560,565	52,310,139
Kite Realty Group Trust	2,817,715	44,350,834
Mack-Cali Realty	1,618,850	34,012,039
Pebblebrook Hotel Trust	1,172,615	37,535,406
Physicians Realty Trust	1,492,490	26,969,294
RPT Realty	3,690,565	46,796,364
		347,711,304
Transportation – 0.68%
Hub Group Class A †	495,955	21,316,146
Knight-Swift Transportation Holdings	281,964	9,482,449
		30,798,595
Utilities – 4.24%
NorthWestern	1,041,695	71,397,775
South Jersey Industries	1,909,535	55,281,038
Spire	809,585	64,216,282
		190,895,095
Total Common Stock (cost $4,354,564,608)		4,422,282,638

4     NQ-480 [2/19] 4/19 (804561)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 2.37%
Discount Note – 0.38%≠
Federal Home Loan Bank 2.23% 3/1/19	16,887,070	$16,887,070
		16,887,070
Repurchase Agreements – 1.99%
Bank of America Merrill Lynch
2.54%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $10,895,652 (collateralized by US
government obligations 1.625%–2.375%
1/15/25–5/15/26; market value $11,112,787)	10,894,884	10,894,884
Bank of Montreal
2.40%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $29,962,927 (collateralized by US
government obligations 0.00%–4.25%
3/14/19–2/15/46; market value $30,560,149)	29,960,930	29,960,930
BNP Paribas
2.55%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $48,895,670 (collateralized by US
government obligations 0.00%–3.375%
2/27/20–8/15/48; market value $49,870,059)	48,892,206	48,892,206
		89,748,020
Total Short-Term Investments (cost $106,635,090)		106,635,090

Total Value of Securities – 100.60%
(cost $4,461,199,698)		4,528,917,728
Liabilities Net of Receivables and Other Assets – (0.60%)		(26,815,779)
Net Assets Applicable to 203,435,107 Shares Outstanding – 100.00%		$4,502,101,949

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.

Summary of Abbreviations:
ADR – American Depositary Receipt
USD – US Dollar

See accompanying notes.

NQ-480 [2/19] 4/19 (804561)     5

Notes
Delaware Small Cap Core Fund	February 28, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Equity Funds V (Trust) - Delaware Small Cap Core Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ-480 [2/19] 4/19 (804561)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$4,422,282,638	$—	$4,422,282,638
Short-Term Investments	—	106,635,090	106,635,090
Total Value of Securities	$4,422,282,638	$106,635,090	$4,528,917,728

During the period ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2019, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-480 [2/19] 4/19 (804561)     7

Schedule of investments
Delaware Small Cap Value Fund	February 28, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.52%✧
Basic Industry – 7.00%
Berry Global Group †	1,559,110	$81,806,502
HB Fuller	896,800	45,270,464
Louisiana-Pacific	1,330,700	33,626,789
Olin	2,767,800	71,575,308
Trinseo	1,066,400	53,522,616
		285,801,679
Business Services – 0.92%
Deluxe	406,000	18,891,180
WESCO International †	340,200	18,523,890
		37,415,070
Capital Spending – 8.25%
Altra Industrial Motion	1,106,543	35,199,133
Atkore International Group †	1,402,700	32,402,370
EnPro Industries	402,300	27,593,757
H&E Equipment Services	1,044,100	30,059,639
ITT	1,297,200	74,926,272
MasTec †	2,015,559	87,031,838
Primoris Services	1,270,600	29,693,922
Rexnord †	756,300	20,170,521
		337,077,452
Consumer Cyclical – 3.34%
Barnes Group	682,700	39,644,389
Knoll	1,292,969	27,359,224
Meritage Homes †	1,260,100	55,255,385
Standard Motor Products	283,940	13,998,242
		136,257,240
Consumer Services – 9.31%
Asbury Automotive Group †	284,700	20,438,613
Cable One	40,700	38,623,893
Caleres	936,100	29,112,710
Cheesecake Factory	594,100	28,100,930
Choice Hotels International	600,800	47,967,872
Cinemark Holdings	982,431	36,968,878
Cracker Barrel Old Country Store	100,200	16,231,398
International Speedway Class A	578,900	25,037,425
Meredith	443,118	25,377,368
Steven Madden	865,725	28,560,268
Texas Roadhouse	332,600	21,056,906
UniFirst	255,800	36,789,156
Wolverine World Wide	722,900	25,850,904
		380,116,321

NQ-021 [2/19] 4/19 (804715)     1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Consumer Staples – 2.41%
Core-Mark Holding	680,400	$21,439,404
J&J Snack Foods	226,500	35,170,920
Scotts Miracle-Gro	331,900	27,182,610
Spectrum Brands Holdings	272,100	14,739,657
		98,532,591
Energy – 5.12%
Delek US Holdings	1,003,600	35,507,368
Dril-Quip †	463,100	19,732,691
Helix Energy Solutions Group †	2,957,500	21,885,500
KLX Energy Services Holdings †	190,360	5,017,890
Oasis Petroleum †	3,232,400	18,069,116
Patterson-UTI Energy	2,800,300	37,131,978
Rowan Class A †	2,291,400	25,915,734
SM Energy	2,089,500	34,142,430
Whiting Petroleum †	474,975	11,575,141
		208,977,848
Financial Services – 29.89%
American Equity Investment Life Holding	1,709,600	54,108,840
Bank of Hawaii	190,800	15,689,484
Bank of NT Butterfield & Son	562,500	22,916,250
Boston Private Financial Holdings	1,706,700	20,292,663
Community Bank System	577,400	37,409,746
East West Bancorp	2,042,323	111,531,259
First Financial Bancorp	1,834,700	50,876,231
First Hawaiian	1,738,700	46,875,352
First Interstate BancSystem Class A	980,700	40,836,348
First Midwest Bancorp	1,827,100	42,297,365
FNB	4,560,400	55,819,296
Great Western Bancorp	1,540,650	57,851,407
Hancock Whitney	1,875,700	81,930,576
Hanover Insurance Group	422,300	50,131,233
Legg Mason	839,500	24,555,375
Main Street Capital (BDC)	656,100	25,601,022
NBT Bancorp	988,300	38,178,029
Prosperity Bancshares	674,000	50,179,300
S&T Bancorp	726,756	30,073,163
Selective Insurance Group	1,078,806	71,158,044
Stifel Financial	1,260,200	68,592,686
Umpqua Holdings	2,985,200	54,270,936
Valley National Bancorp	4,614,300	48,727,008

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(Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Financial Services (continued)
Webster Financial	1,398,100	$80,278,902
WesBanco	955,700	40,550,351
		1,220,730,866
Healthcare – 3.40%
Avanos Medical †	684,900	32,245,092
Catalent †	808,700	34,952,014
Service Corp. International	670,700	27,726,738
STERIS	363,580	43,978,637
		138,902,481
Real Estate Investment Trusts – 8.41%
Brandywine Realty Trust	2,972,837	46,732,998
Healthcare Realty Trust	1,063,300	33,653,445
Highwoods Properties	956,100	44,276,991
Lexington Realty Trust	3,514,600	32,650,634
Life Storage	370,500	36,160,800
Outfront Media	2,390,800	53,649,552
RPT Realty	1,972,689	25,013,696
Spirit Realty Capital	273,900	10,583,496
Summit Hotel Properties	2,291,000	26,094,490
Washington Real Estate Investment Trust	1,308,900	34,672,761
		343,488,863
Technology – 13.26%
Cirrus Logic †	510,400	20,482,352
Coherent †	137,200	18,258,576
CommScope Holding †	1,266,448	29,520,903
Flex †	2,104,800	22,184,592
MaxLinear †	1,029,200	25,874,088
NCR †	1,103,559	30,921,723
NetScout Systems †	859,906	23,535,627
ON Semiconductor †	2,159,300	46,381,764
Synopsys †	834,500	84,851,960
Tech Data †	588,219	60,127,746
Teradyne	1,332,600	54,410,058
Tower Semiconductor †	1,532,600	27,479,518
TTM Technologies †	1,776,502	21,531,204
Viavi Solutions †	1,897,200	24,910,236
Vishay Intertechnology	2,322,900	50,917,968
		541,388,315

NQ-021 [2/19] 4/19 (804715)     3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Transportation – 1.96%
Kirby †	256,000	$19,000,320
Saia †	330,650	21,875,804
Werner Enterprises	1,140,100	39,367,653
		80,243,777
Utilities – 4.25%
ALLETE	436,200	35,354,010
Black Hills	717,300	50,913,954
El Paso Electric	662,800	35,658,640
Southwest Gas Holdings	631,000	51,704,140
		173,630,744
Total Common Stock (cost $3,045,103,152)		3,982,563,247

	Principal amount°
Short-Term Investments – 2.45%
Discount Note – 0.39%≠
Federal Home Loan Bank 2.232% 3/1/19	15,829,668	15,829,668
		15,829,668
Repurchase Agreements – 2.06%
Bank of America Merrill Lynch
2.54%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $10,213,410 (collateralized by US
government obligations 1.625%–2.375%
1/15/25–5/15/26; market value $10,416,948)	10,212,689	10,212,689
Bank of Montreal
2.40%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $28,086,767 (collateralized by US
government obligations 0.00%–4.25%
3/14/19–2/15/46; market value $28,646,593)	28,084,895	28,084,895
BNP Paribas
2.55%, dated 2/28/19, to be repurchased on 3/1/19,
repurchase price $45,834,016 (collateralized by US
government obligations 0.00%–3.375%
2/27/20–8/15/48; market value $46,747,392)	45,830,769	45,830,769
		84,128,353
Total Short-Term Investments (cost $99,958,021)		99,958,021

Total Value of Securities – 99.97%
(cost $3,145,061,173)		4,082,521,268
Receivables and Other Assets Net of Liabilities – 0.03%		1,170,666
Net Assets Applicable to 67,483,999 Shares Outstanding – 100.00%		$4,083,691,934

4     NQ-021 [2/19] 4/19 (804715)

(Unaudited)

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.

Summary of abbreviations:
BDC – Business Development Corporation
USD – US Dollar

See accompanying notes.

NQ-021 [2/19] 4/19 (804715)     5

Notes
Delaware Small Cap Value Fund	February 28, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Equity Funds V (Trust) – Delaware Small Cap Value Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2018.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

6     NQ-021 [2/19] 4/19 (804715)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$3,982,563,247	$—	$3,982,563,247
Short-Term Investments	—	99,958,021	99,958,021
Total Value of Securities	$3,982,563,247	$99,958,021	$4,082,521,268

During the period ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2019, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

NQ-021 [2/19] 4/19 (804715)     7

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-021 [2/19] 4/19 (804715)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: